Note 7 - Other Current and Non-current Assets - Components of Prepaid Expenses, Deposits, and Other Current Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Prepaid expenses and deposits	$ 21,282	$ 45,709
Customer acquisition costs	81,251	75,707
Green certificates	27,169	39,749
Gas delivered in excess of consumption	6,879	3,121
Inventory	4,342	4,954
Current prepayments and other current assets	140,923	169,240
Customer acquisition costs	39,284	46,416
Income taxes recoverable	1,122	3,096
Other long-term assets	7,870
Other non-current assets	$ 48,276	$ 49,512